Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail) - RSUs related total shareholders return [member]	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	248,655
Granted	166,760	248,655
Exercised	0	0
Forfeited	(62,040)
Lapsed	0	0
Ending balance	353,375	248,655
Weighted average fair value, Beginning balance	$ 36.52
RSUs exercisable	0
Weighted average fair value, Granted	$ 57.20	$ 36.52
Weighted average fair value, Exercised	0	0
Weighted average fair value, Forfeited	44.15
Weighted average fair value, Lapsed	0	0
Weighted average fair value, Ending balance	44.94	$ 36.52
Weighted average fair value, exercisable	$ 0
Weighted average remaining contract term (in years) | yr	8.49	9.08
Weighted average remaining contract term (in years), exercisable | yr	0
Aggregate intrinsic value	$ 18,824,000	$ 11,272,000
Aggregate intrinsic value, exercisable	$ 0